TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

17. TAXATION

The Company is a Canadian corporation and is classified as a U.S. domestic corporation for U.S. federal income tax purposes under the Section 7874(b) “inversion” rules of the U.S. Tax Code therefore is subject to taxation both in Canada and the United States. The Company maintains all of its operations in the United States. As the Company operates in the cannabis industry, it is subject to the limitations of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.

The domestic and foreign components of loss before income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended
	2021	2020
Domestic	$23,500,189	$6,426,623
Foreign	(11,191,729)	(8,944,609)
Income (loss) before income taxes	12,308,460	(2,517,986)

17. TAXATION (Continued)

For the years ended December 31, 2021 and 2020 income taxes expense consisted of:

	Year Ended
	2021	2020
Current taxes:
Federal	$38,461,470	$18,957,490
State	7,358,780	2,813,100
Total Current	45,820,250	21,770,590
Deferred taxes:
Federal	(13,414,139)	110,928
State	(3,145,200)	205,945
Foreign	(2,980,526)	(1,386,577)
Change in valuation allowance	2,980,526	1,386,577
Total Deferred	(16,559,339)	316,873
Total income tax expense:	$29,260,911	$22,087,463

The difference between the income tax expense for the years ended December 31, 2021 and 2020 and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax as follows:

	Years Ended
	2021	2020
Income (Loss) before income taxes	$12,308,460	$(2,517,986)
Statutory tax rates	21%	21%
Expense (Recovery) based on statutory rates	2,584,776	(528,777)
Foreign tax rate differential	(671,504)	(536,978)
State taxes	4,981,840	2,990,031
Acquisitions costs	1,856,910	491,748
Non-deductible expenses	18,235,273	18,705,349
Tax rate change	(767,185)	206,828
Change in valuation allowance	2,980,526	1,386,577
Other differences	60,275	(627,315)
Income tax expense	$29,260,911	$22,087,463

17. TAXATION (Continued)

At December 31, 2021 and 2020, the components of deferred tax assets and liabilities were as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating losses	$7,966,924	$4,686,002
Share issuance costs	2,245,164	2,598,470
Investments	34,185	146,724
Inventory	153,007	161,508
Other assets	1,051,992	50,782
Total deferred tax assets	11,451,272	7,643,486
Valuation allowance	(8,552,068)	(5,571,542)
Total deferred tax assets	2,899,204	2,071,944
Deferred tax liabilities
Depreciation	$(6,071,445)	$(81,156)
Amortization	(64,197,066)	(14,905,067)
Debt financing costs	(1,821,085)	(1,713,700)
Other liabilities	(890,927)	(50,012)
Total deferred tax liabilities	(72,980,523)	(16,749,935)
Net deferred tax liabilities	$(70,081,319)	$(14,677,991)

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company assesses the positive and negative evidence to determine if sufficient future taxable income is expected to be generated to use the existing deferred tax assets. On the basis of our assessment, the valuation allowance increased $3.0 million and $1.4 million, respectively, as of December 31, 2021 and 2020.

As of December 31, 2021 and 2020, Ayr had $29.5 million and $17.4 million, respectively of gross Canadian net operating loss carryforwards which will begin expire to in 2038.

The Company operates in a number of United States state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with ASC 740—Income Taxes, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. Ayr files income tax returns in the United States, various state jurisdictions, and Canada, which remain open to examination by the respective jurisdictions for the 2018 tax year to the present.